WARRANT LIABILITIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrant Derivative Liabilities Fair Value	$ 1,096,110	$ 1,128,841